Filed pursuant to Rule 497
File Nos. 333-28339 and 811-08239

PROFUNDS

Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap Profund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund and Short Real Estate ProFund (together, the “Funds”)

Supplement dated October 1, 2013

to the Funds’ Summary Prospectuses dated December 1, 2012, as supplemented and Statutory Prospectus dated December 1, 2012, as previously supplemented January 16, 2013

(together, the “Prospectuses”)

and to the Funds’ Statement of Additional Information dated December 1, 2012, as previously supplemented January 2, 2013 (the “SAI”)

Effective on October 1, 2013, the Prospectuses and the SAI are revised as follows:

1.	For the Funds listed below, the following sentence replaces the last sentence in the section entitled “Management” in the Prospectuses:

Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap Profund, UltraShort Dow 30 ProFund and UltraShort NASDAQ-100 ProFund:

Michael Neches, Senior Portfolio Manager, and Rachel Ames, Portfolio Manager, have managed the Fund since October 2013.

2.	For the Funds listed below, the following sentence replaces the last sentence in the section entitled “Management” in the Prospectuses:

Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate

UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund and Short Real Estate ProFund:

Michael Neches, Senior Portfolio Manager, and Charles Lowery, Portfolio Manager, have managed the Fund since October 2013.

3.	In the Statutory Prospectus, the fourth paragraph in the section entitled “Portfolio Management” is replaced in its entirety by the following paragraphs:

Michael Neches, ProShare Advisors: Senior Portfolio Manager since November 2010 and Associate Portfolio Manager from January 2007 through October 2010. ProShare Capital Management LLC: Senior Portfolio Manager from June 2012 through September 2013.

Rachel Ames, ProShare Advisors: Portfolio Manager since October 2013 and Associate Portfolio Manager from June 2009 through September 2013 and Portfolio Analyst from June 2004 through May 2009. ProFund Advisors LLC: Portfolio Manager since October 2013 and Associate Portfolio Manager from June 2009 through September 2013 and Portfolio Analyst from June 2004 through May 2009.

Charles Lowery, ProShare Advisors: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010. ProFund Advisors LLC: Portfolio Manager since October 2013 and Associate Portfolio Manager from July 2010 through September 2013 and Portfolio Analyst from October 2006 through June 2010.

4.	The portfolio managers’ information in the section entitled “Other Accounts Managed by Portfolio Managers” of the SAI is replaced in its entirety with the following:

Other Accounts Managed by Portfolio Managers

Portfolio managers are generally responsible for multiple investment company accounts. As further described below, certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed below for each portfolio manager are the number and type of accounts managed or overseen by each team on which each portfolio manager acts, as of July 31, 2012 or as otherwise noted.

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets[1]		Number of All Other Pooled Investment Vehicles Managed/Total Assets[2]		Number of All Other Accounts Managed/Total Assets[3]

Rachel Ames	0[4]	$0[4]	0[4]	$0[4]	0[4]	$0[4]
Alexander Ilyasov	38	$1,469,521	0	$0	0	$0
Michelle Liu	19	$4,493,737,161	0	$0	0	$0
Charles Lowery	0[4]	$0[4]	0[4]	$0[4]	0[4]	$0[4]
Michael Neches	0[4]	$0[4]	10[4]	$1,542,368,183[4]	0[4]	$0[4]
Jeffrey Ploshnick	10	$336,657,519	7	$1,200,111,485	0	$0

1 Includes assets of publicly available ProFunds, publicly available series of Access One Trust, and publicly available series of ProShares Trust.

2 Includes assets of series of ProShares Trust II.

3 Includes sub-advised registered investment companies and exchange-traded funds.

4 As of July 31, 2013.

Listed below for each portfolio manager is a dollar range of securities beneficially owned in the Funds managed by the portfolio manager, together with the aggregate dollar range of equity securities in all registered investment companies in the Fund Complex, as of July 31, 2012 or as otherwise noted.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ProFunds Family

Rachel Ames	None[1]	None[1]
Alexander Ilyasov	None	None
Charles Lowery	None[1]	None[1]
Michelle Liu	None	None
Michael Neches	None[1]	None[1]
Jeffrey Ploshnick	None	$1 - $10,000

1 As of May 31, 2013.

Please retain this Supplement for future reference.